Share Capital - Disclosure of options outstanding and exercisable (Details)	Apr. 30, 2026 Shares $ / shares	Apr. 30, 2025 Shares	Apr. 30, 2024 Shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of options outstanding	16,325,000	18,539,000	18,803,722
Number of options exercisable	12,692,000	14,110,000
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of options outstanding	16,325,000
Number of options exercisable	12,692,000
Stock Option Plan [Member] | June 22, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 2.31
Adjusted exercise price | $ / shares	$ 2.2
Number of options outstanding	1,415,000
Number of options exercisable	1,415,000
Stock Option Plan [Member] | July 27, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 2.44
Adjusted exercise price | $ / shares	$ 2.32
Number of options outstanding	69,500
Number of options exercisable	69,500
Stock Option Plan [Member] | September 24, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 2.25
Adjusted exercise price | $ / shares	$ 2.23
Number of options outstanding	1,165,000
Number of options exercisable	1,165,000
Stock Option Plan [Member] | February 1, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 2.45
Adjusted exercise price | $ / shares	$ 2.43
Number of options outstanding	200,000
Number of options exercisable	200,000
Stock Option Plan [Member] | June 2, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 1.74
Adjusted exercise price | $ / shares	$ 1.72
Number of options outstanding	185,000
Number of options exercisable	185,000
Stock Option Plan [Member] | February 10, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 1.6
Adjusted exercise price | $ / shares	$ 1.59
Number of options outstanding	1,048,000
Number of options exercisable	1,048,000
Stock Option Plan [Member] | May 19, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 1.6
Adjusted exercise price | $ / shares	$ 1.59
Number of options outstanding	2,124,000
Number of options exercisable	2,124,000
Stock Option Plan [Member] | November 15, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 1.36
Adjusted exercise price | $ / shares	$ 1.59
Number of options outstanding	200,000
Number of options exercisable	200,000
Stock Option Plan [Member] | February 27, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 0.15
Adjusted exercise price | $ / shares	$ 0.14
Number of options outstanding	480,000
Number of options exercisable	480,000
Stock Option Plan [Member] | June 12, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 2.26
Adjusted exercise price | $ / shares	$ 2.24
Number of options outstanding	5,526,000
Number of options exercisable	4,320,000
Stock Option Plan [Member] | May 1, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 2.9
Adjusted exercise price | $ / shares	$ 2.9
Number of options outstanding	3,895,500
Number of options exercisable	1,468,500
Stock Option Plan [Member] | July 29, 2030 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Exercise price | $ / shares	$ 4.33
Adjusted exercise price | $ / shares	$ 4.33
Number of options outstanding	17,000
Number of options exercisable	17,000